FAIR VALUE MEASUREMENTS - 3(a)(10)Settlement Agreement (Details) - 3(a)(10) Settlement Agreement	Sep. 30, 2025 Y $ / shares	Jan. 28, 2025 $ / shares Y
Price per share of Company's common stock
Fair value disclosure
Measurement input | $ / shares	0.29	1.09
Equity volatility
Fair value disclosure
Measurement input	0.78	0.88
Remaining term
Fair value disclosure
Measurement input | Y	0.25	0.63
Risk-free rate
Fair value disclosure
Measurement input	0.04	0.042
Drift term
Fair value disclosure
Measurement input	0.039	0.041